Segmented information - Revenue by geographic location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Canada
Disclosure of geographical areas [line items]
Total revenue	$ 155,240	$ 137,287
United States
Disclosure of geographical areas [line items]
Total revenue	23,415	14,080
Total revenue	$ 178,655	$ 151,367